Distribution of Capital Expenditures by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Disclosure [Line Items]
Capital Expenditure	$ 33,026	$ 36,005	$ 31,593
Central Laboratory
Segment Reporting Disclosure [Line Items]
Capital Expenditure	2,375	1,449	3,991
Clinical Research
Segment Reporting Disclosure [Line Items]
Capital Expenditure	$ 30,651	$ 34,556	$ 27,602